Statutory Reserve and Paid-In Capital (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Statutory Reserve and Paid-In Capital [Line Items]
Transfer net income percent	10.00%
Percentage of registered capital	50.00%
Share Capital	$ 115,000,000	$ 57,500,000
Statutory Reserve			$ 2,253,177	¥ 15,408,737	$ 2,120,769	¥ 14,455,965